Basis of preparation - Impacts of Adoption of IFRS 15 Standard (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	$ 84,638	$ 77,884	$ 72,426
Cost of sales	(52,184)	(51,198)	(48,301)
Gross profit	32,454	26,686	24,125
Income before finance income (expense), results in equity-accounted investments and income taxes	16,788	$ 10,553	$ 4,303
Agent [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	3,720
Cost of sales	(3,720)
Others [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	(24)
Gross profit	(24)
Income and expenses	24
Previously stated [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	84,638
Cost of sales	(52,184)
Gross profit	32,454
Income and expenses	(15,666)
Income before finance income (expense), results in equity-accounted investments and income taxes	16,788
Increase (decrease) due to application of IFRS 15 [member] | Breakage [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	(273)
Cost of sales	20
Gross profit	(253)
Income and expenses	253
Financial effect prior to adoption of IFRS [member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Sales revenues	88,061
Cost of sales	(55,884)
Gross profit	32,177
Income and expenses	(15,389)
Income before finance income (expense), results in equity-accounted investments and income taxes	$ 16,788